FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risks
Settled derivatives, received (paid)	R$ 3,559,286	R$ 282,225
Operational Hedge
Financial Instruments and Risks
Settled derivatives, received (paid)	3,227,743	734,032
Operational Hedge | Zero cost collar (R$ x U.S.$)
Financial Instruments and Risks
Settled derivatives, received (paid)	2,987,953	718,618
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	155,458	8,301
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	84,332	7,113
Commodity Hedge
Financial Instruments and Risks
Settled derivatives, received (paid)	80,516
Commodity Hedge | Swap VLSFO/other
Financial Instruments and Risks
Settled derivatives, received (paid)	80,516
Debt hedges
Financial Instruments and Risks
Settled derivatives, received (paid)	251,027	(451,807)
Debt hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	(438,417)	(261,570)
Debt hedges | Swap IPCA to CDI (Brazilian Reais)
Financial Instruments and Risks
Settled derivatives, received (paid)	256,683	(5,180)
Debt hedges | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	21,139	171
Debt hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Settled derivatives, received (paid)	(104,827)	54,128
Debt hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	7,729
Debt hedges | Swap SOFR to Fixed (US$) [Member]
Financial Instruments and Risks
Settled derivatives, received (paid)	R$ 508,720	R$ (239,356)